Fair Value Measurements - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Corporate debt securities	Mar. 31, 2011 Accounting Standards Update 2009-16 And 2009-17 Specified bonds issued by SPEs in Japan	Mar. 31, 2011 Accounting Standards Update 2009-16 And 2009-17 CMBS and RMBS in the U.S., and other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Transfers into Level 3	¥ 468	¥ 9,225
Transfers out of Level 3		¥ 1,296	¥ 49,408